Net Loss Per Share (Schedule of Antidilutive Securities) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Common Stock Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	142,392	142,392
Outstanding stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	1,214,686	1,018,590